Financial risk management - Interest rate risk management (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 29, 2022	Jan. 03, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial risk management
Long-term debt	$ 9,000,000			$ 5,000,000	$ 4,513,503
Interest rate risk
Financial risk management
Long-term debt	$ 9,000,000			$ 5,000,000	$ 4,513,503
Percent of long-term debt with fixed interest rate (as a percent)	70.00%			80.00%	99.70%
Percent of long-term debt with variable interest rate (as a percent)	30.00%			20.00%	0.30%
Interest rate risk | Variable interest rate | Top of range
Financial risk management
Interest rate (as a percent)		10.762%
Interest rate risk | Variable interest rate | Bottom of range
Financial risk management
Interest rate (as a percent)			5.715%